Schedule I-Condensed Balance Sheets - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	204,962,934	202,877,426
Ordinary shares, shares outstanding (in Shares)	174,680,826	172,605,774
Treasury stock, shares (in Shares)	11,722,108	11,711,652